OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current portion of equipment financing facilities	$ 36,057	$ 16,004
Current portion of lease liabilities	25,263	19,833
Current portion of reclamation and closure cost provisions	4,516	11,972
Cash-settled share based payments	10,097	2,014
Other current liabilities	6,730	2,335
Other current liabilities	$ 82,663	$ 52,158